Commitments - Capital commitments (Details) - Capital commitments - CNY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Capital commitments
No later than 1 year	¥ 16,826	¥ 25,438
Later than 1 year and no later than 5 years	5,092	13,781
More than 5 years	6	53
Total	¥ 21,924	¥ 39,272